ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)				1 Months Ended		6 Months Ended
	Sep. 15, 2023 USD ($) $ / shares	Sep. 15, 2023 USD ($) $ / shares shares	Mar. 01, 2023 $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Oct. 15, 2023 shares	Feb. 28, 2023 $ / shares shares	Mar. 14, 2022 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares authorized			50,000,000			50,000,000	50,000,000	50,000,000	50,000
Common stock par value | $ / shares			$ 0.001			$ 0.001	$ 0.001		$ 1	$ 0.001
Number of shares surrendered and cancelled			44,300,000			44,300,000
Dividend shares issued		700,000
Fair value of common stock dividends | $	$ 2,212,000	$ 2,212,000
Dividend shares price per share | $ / shares	$ 3.16	$ 3.16				$ 4.00
Common stock shares issued						7,780,000	6,400,000	6,400,000	50,000	5,700,000
Common stock shares outstanding						7,780,000	6,400,000	6,400,000
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration amount				$ 1,437,646	¥ 10,000,000